Group statement of changes in equity (Parenthetical) $ in Millions	Feb. 03, 2016
Coal & Allied Industries Limited [member]
Additional ownership percentage acquired in subsidiary	20.00%
Ownership percentage in subsidiary	100.00%
Hunter valley operations [member]
Percentage of ownership interest exchanged in joint venture	32.40%